DISPOSITION OF BUSINESSES (Details) - USD ($) $ in Millions	Nov. 16, 2021	Jun. 07, 2021	May 12, 2021
Chilean toll roads
Disclosure of subsidiaries [line items]
Disposal of ownership interest, percentage	17.00%
Total consideration	$ 165
Gain (Loss) on disposition of business	140
Reclassification adjustments on exchange differences on translation, net of tax	$ 8
Chilean toll roads | Consortium
Disclosure of subsidiaries [line items]
Disposal of ownership interest, percentage	34.00%
Total consideration	$ 315
Gain (Loss) on disposition of business	$ 270
Canadian district energy operations
Disclosure of subsidiaries [line items]
Disposal of ownership interest, percentage		40.00%
Gain (Loss) on disposition of business		$ 425
Proceeds from disposition of subsidiary		555
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity		$ 150
Canadian District Energy Operation
Disclosure of subsidiaries [line items]
Disposal of ownership interest, percentage		25.00%
Gain (Loss) on disposition of business		$ 295
Reclassification adjustments on exchange differences on translation, net of tax		9
Proceeds from disposition of subsidiary		450
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity		124
Canadian District Energy Operation | Consortium
Disclosure of subsidiaries [line items]
Total consideration		1,800
Gain (Loss) on disposition of business		$ 1,200
U.K. Regulated Distribution Operation
Disclosure of subsidiaries [line items]
Total consideration			$ 820
Gain (Loss) on disposition of business			155
Reclassification adjustments on exchange differences on translation, net of tax			12
Proceeds from disposition of subsidiary			195
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity			142
U.K. Regulated Distribution Operation | Consortium
Disclosure of subsidiaries [line items]
Proceeds from disposition of subsidiary			$ 340